UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temujin Fund Management, LLC
Address: 140 Broadway
         45th Floor
         New York, NY  10005

13F File Number:  28-12545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Arp
Title:     COO
Phone:     212-509-3553

Signature, Place, and Date of Signing:

     /s/ Sean Arp     New York, NY/USA     February 03, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $11,194 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BROWN & BROWN INC              COM              115236101      442    24590 SH       SOLE                    24590        0        0
GALLAGHER ARTHUR J & CO        COM              363576109      691    30702 SH       SOLE                    30702        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     5550    88891 SH       SOLE                    88891        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432      494     5500 SH  PUT  SOLE                     5500        0        0
MOLEX INC                      CL A             608554200      442    20500 SH       SOLE                    20500        0        0
PARTNERRE LTD                  COM              G6852T105      202     2700 SH       SOLE                     2700        0        0
SCHULMAN A INC                 COM              808194104      397    19683 SH       SOLE                    19683        0        0
SPDR TR                        UNIT SER 1       78462F103     1716    15395 SH       SOLE                    15395        0        0
ULTRATECH INC                  COM              904034105      758    51078 SH       SOLE                    51078        0        0
WEYERHAEUSER CO                COM              962166104      502    11628 SH       SOLE                    11628        0        0